Inventories (Schedule Of Inventory) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventories [Abstract]
Finished products	¥ 133,974	¥ 119,446
Spare parts	30,626	25,640
Work in process	34,961	31,495
Raw materials and supplies	31,927	25,489
Total inventory, net	¥ 231,488	¥ 202,070